Commitments - Committed capital (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of contingent liabilities [line items]
Capital commitments	R 52,366	R 56,406	R 58,036
Contracted capital commitments	58,341	28,647	74,800
Property, plant and equipment
Disclosure of contingent liabilities [line items]
Capital commitments	0	0	0
Contracted capital commitments	40,070	11,601	50,074
Intangible assets
Disclosure of contingent liabilities [line items]
Capital commitments	52,366	56,406	58,036
Contracted capital commitments	R 18,271	R 17,046	R 24,726